Non-life and Life and Health Reserves - Claims development (Details) - Non Life - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 28,210,538
Net paid losses and loss expenses	19,159,432
Net reserves for accident years and exposures included in the triangles	9,051,106
All outstanding liabilities before accident year 2012, net of reinsurance	1,102,911
Net liability at end of year	10,154,017
Total of IBNR plus expected development on reported claims	$ 5,964,708
Average annual percentage payout of incurred claims by age:
Year One	13.00%
Year Two	34.00%
Year Three	16.00%
Year Four	10.00%
Year Five	5.00%
Year Six	4.00%
Year Seven	3.00%
Year Eight	2.00%
Year Nine	1.00%
Year Ten	1.00%
2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 2,181,218	$ 2,197,815	$ 2,209,950	$ 2,243,436	$ 2,394,396	$ 2,495,148	$ 2,248,510	$ 2,371,984	$ 2,627,452	$ 2,342,553
Net paid losses and loss expenses	1,840,284	1,825,434	1,805,081	1,754,704	1,705,320	1,593,864	1,497,677	1,338,878	973,857	294,313
Total of IBNR plus expected development on reported claims	10,086
2013
Claims Development [Line Items]
Net incurred losses and loss expenses	2,345,255	2,361,827	2,387,407	2,393,344	2,302,089	2,183,344	2,487,494	2,700,371	2,506,489
Net paid losses and loss expenses	2,188,318	2,161,355	2,123,294	2,055,408	1,961,269	1,825,345	1,623,541	1,275,211	287,566
Total of IBNR plus expected development on reported claims	46,041
2014
Claims Development [Line Items]
Net incurred losses and loss expenses	2,385,988	2,400,662	2,434,886	2,477,572	2,467,234	2,478,039	2,596,191	2,416,677
Net paid losses and loss expenses	2,189,661	2,140,845	2,060,333	1,957,235	1,817,505	1,596,445	1,286,854	338,712
Total of IBNR plus expected development on reported claims	65,254
2015
Claims Development [Line Items]
Net incurred losses and loss expenses	2,429,432	2,449,975	2,495,354	2,522,169	2,494,735	2,557,213	2,355,703
Net paid losses and loss expenses	2,191,493	2,114,625	2,004,838	1,842,842	1,603,381	1,191,883	335,368
Total of IBNR plus expected development on reported claims	83,536
2016
Claims Development [Line Items]
Net incurred losses and loss expenses	2,537,312	2,522,270	2,544,389	2,570,484	2,597,779	2,398,444
Net paid losses and loss expenses	2,206,804	2,112,088	1,972,139	1,687,477	1,312,013	338,124
Total of IBNR plus expected development on reported claims	167,323
2017
Claims Development [Line Items]
Net incurred losses and loss expenses	2,788,118	2,772,119	2,811,676	2,871,000	2,499,161
Net paid losses and loss expenses	2,276,982	2,148,343	1,853,527	1,447,213	406,218
Total of IBNR plus expected development on reported claims	235,938
2018
Claims Development [Line Items]
Net incurred losses and loss expenses	3,130,397	3,120,388	3,093,669	2,548,563
Net paid losses and loss expenses	2,253,397	1,933,461	1,350,321	278,953
Total of IBNR plus expected development on reported claims	333,906
2019
Claims Development [Line Items]
Net incurred losses and loss expenses	3,707,336	3,637,558	2,848,949
Net paid losses and loss expenses	2,154,188	1,574,942	445,090
Total of IBNR plus expected development on reported claims	773,002
2020
Claims Development [Line Items]
Net incurred losses and loss expenses	3,867,443	4,051,824
Net paid losses and loss expenses	1,446,282	455,948
Total of IBNR plus expected development on reported claims	1,728,949
2021
Claims Development [Line Items]
Net incurred losses and loss expenses	2,838,039
Net paid losses and loss expenses	412,023
Total of IBNR plus expected development on reported claims	2,520,673
Property
Claims Development [Line Items]
Net incurred losses and loss expenses	7,218,667
Net paid losses and loss expenses	5,439,603
Net reserves for accident years and exposures included in the triangles	1,779,064
All outstanding liabilities before accident year 2012, net of reinsurance	146,308
Net liability at end of year	1,925,372
Total of IBNR plus expected development on reported claims	$ 961,409
Average annual percentage payout of incurred claims by age:
Year One	16.00%
Year Two	47.00%
Year Three	16.00%
Year Four	6.00%
Year Five	2.00%
Year Six	1.00%
Year Seven	1.00%
Year Eight	1.00%
Year Nine	0.00%
Year Ten	1.00%
Property | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 494,145	502,369	502,869	513,621	518,564	517,687	533,256	551,817	658,283	691,488
Net paid losses and loss expenses	508,477	505,895	505,649	498,829	494,267	484,780	472,761	438,322	345,731	99,084
Total of IBNR plus expected development on reported claims	1,959
Property | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	512,546	514,873	515,376	517,468	525,745	531,833	546,588	586,694	639,026
Net paid losses and loss expenses	499,576	499,794	497,604	492,774	489,287	471,381	436,234	331,515	90,889
Total of IBNR plus expected development on reported claims	842
Property | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	451,833	451,662	454,046	456,086	461,842	465,774	489,871	465,513
Net paid losses and loss expenses	443,167	441,065	436,472	431,055	421,164	393,013	319,121	97,352
Total of IBNR plus expected development on reported claims	552
Property | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	546,732	541,160	545,180	548,666	557,092	581,923	550,216
Net paid losses and loss expenses	513,203	503,895	496,634	483,907	450,016	346,869	101,501
Total of IBNR plus expected development on reported claims	3,810
Property | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	650,208	648,266	651,823	671,835	706,630	684,976
Net paid losses and loss expenses	637,028	626,616	609,863	567,654	469,162	148,109
Total of IBNR plus expected development on reported claims	13,249
Property | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	937,829	945,066	973,452	1,039,936	973,654
Net paid losses and loss expenses	889,729	880,073	829,490	714,541	224,987
Total of IBNR plus expected development on reported claims	20,219
Property | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	820,472	844,596	861,674	826,216
Net paid losses and loss expenses	710,866	669,153	530,024	80,881
Total of IBNR plus expected development on reported claims	28,467
Property | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	831,461	849,547	741,448
Net paid losses and loss expenses	589,100	458,182	80,621
Total of IBNR plus expected development on reported claims	47,475
Property | 2020
Claims Development [Line Items]
Net incurred losses and loss expenses	1,163,924	1,212,387
Net paid losses and loss expenses	537,865	111,470
Total of IBNR plus expected development on reported claims	272,042
Property | 2021
Claims Development [Line Items]
Net incurred losses and loss expenses	809,517
Net paid losses and loss expenses	110,592
Total of IBNR plus expected development on reported claims	572,794
Casualty
Claims Development [Line Items]
Net incurred losses and loss expenses	8,871,256
Net paid losses and loss expenses	4,513,869
Net reserves for accident years and exposures included in the triangles	4,357,387
All outstanding liabilities before accident year 2012, net of reinsurance	908,806
Net liability at end of year	5,266,193
Total of IBNR plus expected development on reported claims	$ 3,285,195
Average annual percentage payout of incurred claims by age:
Year One	8.00%
Year Two	14.00%
Year Three	13.00%
Year Four	13.00%
Year Five	11.00%
Year Six	9.00%
Year Seven	6.00%
Year Eight	4.00%
Year Nine	3.00%
Year Ten	2.00%
Casualty | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 670,767	677,161	682,054	696,110	702,358	698,668	710,862	769,092	856,769	706,442
Net paid losses and loss expenses	469,540	455,860	440,686	416,086	385,934	333,456	280,428	205,359	136,891	58,130
Total of IBNR plus expected development on reported claims	0
Casualty | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	724,170	728,645	747,422	757,032	761,477	763,208	784,615	880,676	748,691
Net paid losses and loss expenses	576,650	550,444	524,709	481,381	419,488	345,291	263,808	159,112	56,952
Total of IBNR plus expected development on reported claims	39,469
Casualty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	793,629	807,750	832,104	869,438	851,144	850,550	879,144	794,186
Net paid losses and loss expenses	657,810	619,160	556,159	486,503	398,606	300,377	196,301	74,189
Total of IBNR plus expected development on reported claims	46,003
Casualty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	752,036	775,384	794,732	830,644	788,933	808,679	684,702
Net paid losses and loss expenses	620,841	570,219	497,220	393,997	299,396	185,508	78,386
Total of IBNR plus expected development on reported claims	64,297
Casualty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	769,283	755,605	766,754	785,448	769,492	646,045
Net paid losses and loss expenses	539,688	471,880	383,788	252,780	144,840	29,216
Total of IBNR plus expected development on reported claims	118,811
Casualty | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	736,701	729,083	738,743	748,588	594,988
Net paid losses and loss expenses	435,692	354,594	259,310	165,196	60,390
Total of IBNR plus expected development on reported claims	154,030
Casualty | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	965,966	955,784	951,393	750,120
Net paid losses and loss expenses	446,609	335,624	206,791	60,039
Total of IBNR plus expected development on reported claims	203,571
Casualty | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	1,301,249	1,245,536	949,925
Net paid losses and loss expenses	423,814	270,727	97,723
Total of IBNR plus expected development on reported claims	458,841
Casualty | 2020
Claims Development [Line Items]
Net incurred losses and loss expenses	1,230,847	1,301,042
Net paid losses and loss expenses	269,206	99,909
Total of IBNR plus expected development on reported claims	896,066
Casualty | 2021
Claims Development [Line Items]
Net incurred losses and loss expenses	926,608
Net paid losses and loss expenses	74,019
Total of IBNR plus expected development on reported claims	1,304,107
Specialty
Claims Development [Line Items]
Net incurred losses and loss expenses	12,120,615
Net paid losses and loss expenses	9,205,960
Net reserves for accident years and exposures included in the triangles	2,914,655
All outstanding liabilities before accident year 2012, net of reinsurance	47,797
Net liability at end of year	2,962,452
Total of IBNR plus expected development on reported claims	$ 1,718,104
Average annual percentage payout of incurred claims by age:
Year One	15.00%
Year Two	41.00%
Year Three	17.00%
Year Four	10.00%
Year Five	4.00%
Year Six	3.00%
Year Seven	1.00%
Year Eight	1.00%
Year Nine	0.00%
Year Ten	0.00%
Specialty | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 1,016,306	1,018,285	1,025,027	1,033,705	1,173,474	1,278,793	1,004,392	1,051,075	1,112,400	944,623
Net paid losses and loss expenses	862,267	863,679	858,746	839,789	825,119	775,628	744,488	695,197	491,235	$ 137,099
Total of IBNR plus expected development on reported claims	8,127
Specialty | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	1,108,539	1,118,309	1,124,609	1,118,844	1,014,867	888,303	1,156,291	1,233,001	1,118,772
Net paid losses and loss expenses	1,112,092	1,111,117	1,100,981	1,081,253	1,052,494	1,008,673	923,499	784,584	$ 139,725
Total of IBNR plus expected development on reported claims	5,730
Specialty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	1,140,526	1,141,250	1,148,736	1,152,048	1,154,248	1,161,715	1,227,176	1,156,978
Net paid losses and loss expenses	1,088,684	1,080,620	1,067,702	1,039,677	997,735	903,055	771,432	$ 167,171
Total of IBNR plus expected development on reported claims	18,699
Specialty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	1,130,664	1,133,431	1,155,442	1,142,859	1,148,710	1,166,611	1,120,785
Net paid losses and loss expenses	1,057,449	1,040,511	1,010,984	964,938	853,969	659,506	$ 155,481
Total of IBNR plus expected development on reported claims	15,429
Specialty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	1,117,821	1,118,399	1,125,812	1,113,201	1,121,657	1,067,423
Net paid losses and loss expenses	1,030,088	1,013,592	978,488	867,043	698,011	$ 160,799
Total of IBNR plus expected development on reported claims	35,263
Specialty | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	1,113,588	1,097,970	1,099,481	1,082,476	930,519
Net paid losses and loss expenses	951,561	913,676	764,727	567,476	$ 120,841
Total of IBNR plus expected development on reported claims	61,689
Specialty | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	1,343,959	1,320,008	1,280,602	972,227
Net paid losses and loss expenses	1,095,922	928,684	613,506	$ 138,033
Total of IBNR plus expected development on reported claims	101,868
Specialty | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	1,574,626	1,542,475	1,157,576
Net paid losses and loss expenses	1,141,274	846,033	$ 266,746
Total of IBNR plus expected development on reported claims	266,686
Specialty | 2020
Claims Development [Line Items]
Net incurred losses and loss expenses	1,472,672	1,538,395
Net paid losses and loss expenses	639,211	$ 244,569
Total of IBNR plus expected development on reported claims	560,841
Specialty | 2021
Claims Development [Line Items]
Net incurred losses and loss expenses	1,101,914
Net paid losses and loss expenses	227,412
Total of IBNR plus expected development on reported claims	$ 643,772